UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number              811-22946
Guggenheim Strategy Funds Trust

 (Exact name of registrant as specified in charter)
805 King Farm Blvd, Suite 600, Rockville, MD 20850

 (Address of principal executive offices) (Zip code)
Amy J. Lee
805 King Farm Blvd, Suite 600, Rockville, MD 20850
 (Name and address of agent for service)
Registrant's telephone number, including area code:      (301) 296-5100
Date of fiscal year end:  September 30
Date of reporting period: April 1, 2016 – June 30, 2016

Item 1.  Schedule of Investments.
Attached hereto.

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face
	Amount	Value
SHORT TERM INVESTMENTS - 8.3%
COMMERCIAL PAPER†† - 6.6%
Harley-Davidson Financial Services, Inc.
0.70% due 07/18/16[1]	$10,000,000	$9,996,695
Ryder System, Inc.
0.65% due 07/01/16	9,000,000	9,000,000
Clorox Co.
0.75% due 08/01/16[1]	8,500,000	8,494,510
Total Commercial Paper
(Cost $27,491,205)		27,491,205

	Shares	Value
MONEY MARKET INSTRUMENTS† - 1.7%
Dreyfus Treasury Prime Cash Management Institutional Shares
0.16%[2] (Cost $7,362,246)	7,362,246	7,362,246
Total Short Term Investments
(Cost $34,853,451)		34,853,451

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 47.0%
Collateralized Loan Obligations - 30.8%
Golub Capital Partners CLO Ltd.
2014-21A, 2.54% due 10/25/26[1,3]	8,750,000	8,665,209
2015-25A, 2.43% due 08/05/27[1,3]	5,000,000	4,823,556
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.53% due 10/15/26[1,3]	12,000,000	11,890,163
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.56% due 04/28/26[1,3]	11,000,000	10,883,118
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.28% due 10/24/24[3]	10,500,000	10,381,812
MCF CLO I LLC
2013-1A, 2.28% due 04/20/23[1,3]	10,000,000	9,939,088
Great Lakes CLO Ltd.
2014-1A, 2.48% due 04/15/25[1,3]	9,900,000	9,843,796
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 1.79% due 04/25/25[1,3]	5,600,000	5,530,590
NewMark Capital Funding CLO Ltd.
2013-1A, 1.81% due 06/02/25[1,3]	5,500,000	5,407,217
Monroe Capital CLO Ltd.
2014-1A, 2.44% due 10/22/26[1,3]	5,490,000	5,390,274
Lime Street CLO Corp.
2007-1A, 1.60% due 06/20/21[1,3]	6,000,000	5,379,479

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 47.0% (continued)
Collateralized Loan Obligations - 30.8% (continued)
ACRE Commercial Mortgage Trust
2014-FL2, 2.51% due 08/15/31[1,3]	$3,365,000	$3,323,140
2014-FL2, 1.91% due 08/15/31[1,3]	1,800,000	1,784,031
RFTI Issuer Ltd.
2015-FL1, 2.43% due 08/15/30[1,3]	5,000,000	4,992,814
PFP Ltd.
2015-2, 2.43% due 07/14/34[1,3]	5,000,000	4,960,610
Baker Street CLO II Ltd.
2006-1A, 1.41% due 10/15/19[1,3]	3,750,000	3,575,847
Cerberus Onshore II CLO LLC
2014-1A, 2.63% due 10/15/23[1,3]	3,564,919	3,561,809
Northwoods Capital X Ltd.
2013-10A, 2.04% due 11/04/25[1,3]	3,500,000	3,455,768
Flagship CLO VI
2007-1A, 3.06% due 06/10/21[1,3]	3,250,000	3,111,425
CFIP CLO Ltd.
2014-1A, 2.14% due 04/13/25[1,3]	3,000,000	2,963,676
Madison Park Funding V Ltd.
2007-5A, 2.12% due 02/26/21[1,3]	3,000,000	2,822,463
NYLIM Flatiron CLO Ltd.
2006-1A, 2.10% due 08/08/20[1,3]	1,750,000	1,664,702
2006-1X, 0.87% due 08/08/20	708,679	706,213
Babson CLO Ltd.
2007-1X, 0.86% due 01/18/21	1,876,864	1,862,551
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.24% due 07/25/25[1,3]	2,000,000	1,861,643
Ocean Trails CLO IV
2013-4A, 1.63% due 08/13/25[1,3]	35,000	34,976
Total Collateralized Loan Obligations		128,815,970
Credit Card - 7.4%
Capital One Multi-Asset Execution Trust
2007-A2, 0.56% due 12/16/19[3]	15,569,000	15,555,505
2015-A6, 0.81% due 06/15/20[3]	4,000,000	4,005,092

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 47.0% (continued)
Credit Card - 7.4% (continued)
Chase Issuance Trust
2014-A8, 0.69% due 11/15/18[3]	$11,500,000	$11,503,960
Total Credit Card		31,064,557
Automotive - 6.5%
Mercedes-Benz Auto Lease Trust
2016-A, 0.65% due 03/15/17	5,260,958	5,260,490
Nissan Auto Receivables Owner Trust
2016-A, 0.64% due 02/15/17	4,642,259	4,641,310
BMW Vehicle Lease Trust
2016-1, 0.63% due 02/21/17	4,602,944	4,599,902
AmeriCredit Automobile Receivables
2016-1, 0.75% due 02/08/17	4,298,340	4,298,279
CarMax Auto Owner Trust
2016-2, 0.91% due 06/17/19[3]	3,500,000	3,506,137
Hyundai Auto Lease Securitization Trust
2016-A, 0.68% due 02/15/17[1]	2,703,653	2,703,429
CarMax Auto Owner Trust
2016-1, 0.67% due 02/15/17	2,194,583	2,194,584
Total Automotive		27,204,131
Equipment - 1.1%
John Deere Owner Trust
2016-A, 0.64% due 03/15/17	4,378,258	4,378,265
Collateralized Debt Obligations - 1.0%
Wrightwood Capital Real Estate CDO Ltd.
2005-1A, 0.97% due 11/21/40[1,3]	3,484,841	3,461,062
SRERS Funding Ltd.
2011-RS, 0.72% due 05/09/46[1,3]	639,522	620,863
Total Collateralized Debt Obligations		4,081,925
Financial - 0.2%
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.92% due 07/10/17[3]	846,690	838,030
Total Asset Backed Securities
(Cost $197,910,369)		196,382,878

	Face
	Amount	Value
CORPORATE BONDS†† - 29.5%
Financial - 24.6%
Station Place Securitization Trust
1.45% due 02/25/17†††,3	$24,000,000	$24,005,518
Lloyds Bank plc
1.64% due 01/22/19[3]	7,000,000	6,997,368
Santander UK plc
2.14% due 03/14/19[3]	6,200,000	6,205,537
National Bank of Canada
1.50% due 12/14/18[3]	5,400,000	5,421,881
US Bank North America/Cincinnati OH
1.22% due 01/29/18[3]	5,400,000	5,415,720
JPMorgan Chase & Co.
1.49% due 03/22/19[3]	5,400,000	5,414,445
Fifth Third Bank/Cincinnati OH
1.55% due 08/20/18[3]	5,400,000	5,407,144
Royal Bank of Canada
1.39% due 04/15/19[3]	5,400,000	5,398,925
Capital One North America/Mclean VA
1.78% due 08/17/18[3]	5,350,000	5,380,500
Morgan Stanley
2.01% due 02/01/19[3]	5,300,000	5,359,466
UnitedHealth Group, Inc.
1.13% due 01/17/17[3]	5,350,000	5,356,778
Royal Bank of Scotland Group plc
1.57% due 03/31/17[3]	5,350,000	5,344,452
Citigroup, Inc.
1.35% due 03/10/17	5,000,000	5,005,370
Bank of America North America
1.44% due 12/07/18[3]	3,500,000	3,502,240
Berkshire Hathaway Finance Corp.
1.34% due 03/15/19[3]	3,000,000	3,027,864
Macquarie Bank Ltd.
1.43% due 03/24/17[1,3]	2,650,000	2,647,353
Goldman Sachs Group, Inc.
1.84% due 04/30/18[3]	1,790,000	1,799,295
HCP, Inc.
5.63% due 05/01/17	1,000,000	1,032,962
Total Financial		102,722,818
Consumer, Cyclical - 1.6%
Daimler Finance North America LLC
1.35% due 08/03/17[1,3]	5,400,000	5,403,694
eBay, Inc.
2.50% due 03/09/18	1,400,000	1,425,550
Total Consumer, Cyclical		6,829,244
Communications - 1.5%
AT&T, Inc.
2.40% due 03/15/17	3,000,000	3,025,368
Verizon Communications, Inc.
1.35% due 06/09/17	3,000,000	3,008,028
Total Communications		6,033,396
Consumer, Non-cyclical - 1.1%
AmerisourceBergen Corp.
1.15% due 05/15/17	3,000,000	2,999,226

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face
	Amount	Value
CORPORATE BONDS†† - 29.5% (continued)
Consumer, Non-cyclical - 1.1% (continued)
Express Scripts Holding Co.
1.25% due 06/02/17	$1,500,000	$1,498,950
Total Consumer, Non-cyclical		4,498,176
Technology - 0.7%
Apple, Inc.
1.47% due 02/22/19[3]	3,000,000	3,042,942
Total Corporate Bonds
(Cost $122,854,590)		123,126,576
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 12.2%
Residential Mortgage Backed Securities - 12.2%
CSMC Series
2014-7R, 0.60% due 10/27/36[1,3]	8,785,819	8,467,771
2014-7R, 0.61% due 12/27/37[1,3]	6,505,144	6,328,204
2014-2R, 0.65% due 02/27/46[1,3]	6,314,424	5,839,296
Nationstar HECM Loan Trust
2015-2A, 2.88% due 11/25/25[1]	6,918,095	6,919,177

	Face
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 12.2% (continued)
Residential Mortgage Backed Securities - 12.2% (continued)
GCAT LLC
2014-2, 3.72% due 10/25/19[1,4]	$6,215,799	$6,179,680
LSTAR Securities Investment Trust
2015-3, 2.46% due 03/01/20[1,3]	3,342,033	3,290,839
2014-1, 3.57% due 09/01/21[1,3]	2,547,839	2,522,361
GSMSC Resecuritization Trust
2014-3R, 0.63% due 11/26/36[1,3]	5,591,414	5,498,524
VOLT XXXIX LLC
2015-NP13, 4.13% due 10/25/45[1,4]	4,279,567	4,285,664
Banc of America Funding 2012-R4 Trust
2012-R4, 0.73% due 03/04/39[1,3]	1,570,559	1,563,178
Total Residential Mortgage Backed Securities		50,894,694
Total Collateralized Mortgage Obligations
(Cost $50,972,675)		50,894,694
Total Investments - 97.0%
(Cost $406,591,085)		$405,257,599
Other Assets & Liabilities, net - 3.0%		12,641,304
Total Net Assets - 100.0%		$417,898,903

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $200,087,692 (cost $201,626,895), or 47.9% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	Rate indicated is the 7-day yield as of June 30, 2016.
3	Variable rate security. Rate indicated is rate effective at June 30, 2016.
4	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.

plc	Public Limited Company

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Commercial Paper	$—	$27,491,205	$—	$27,491,205
Money Market Instruments	7,362,246	—	—	7,362,246
Asset Backed Securities	—	196,382,878	—	196,382,878
Corporate Bonds	—	99,121,058	24,005,518	123,126,576
Collateralized Mortgage Obligations	—	50,894,694	—	50,894,694
Total	$7,362,246	$373,889,835	$24,005,518	$405,257,599

SCHEDULE OF INVESTMENTS (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at 6/30/16	Valuation Technique	Unobservable Inputs
Corporate Bonds	$ 24,005,518	Option adjusted spread off the prior month end broker quote over the 3 month LIBOR	Indicative Quote

Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2016, there were no transfers between levels.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2016:

Level 3 – Fair value measurement using significant unobservable inputs

Corporate Bonds
Assets
Beginning Balance	$21,504,516
Change in Unrealized Gain/(Loss)	1,002
Purchases	24,000,000
Sales	(21,500,000)
Ending Balance	$24,005,518
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2016	$5,518

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face
	Amount/Shares	Value
SHORT TERM INVESTMENTS - 10.5%
COMMERCIAL PAPER†† - 10.1%
Clorox Co.
0.75% due 08/01/16[1]	$6,150,000	$6,146,028
Ryder System, Inc.
0.67% due 07/05/16	5,000,000	4,999,628
American Water Capital Corp.
0.70% due 07/18/16[1]	5,000,000	4,998,347
Harley-Davidson Financial Services, Inc.
0.70% due 07/18/16[1]	5,000,000	4,998,347
Bemis Company, Inc.
0.68% due 07/06/16[1]	4,000,000	3,999,622
Nissan Motor Acceptance Corp.
0.70% due 07/08/16[1]	4,000,000	3,999,456
Verizon Communications, Inc.
0.67% due 07/06/16[1]	3,500,000	3,499,674
Campbell Soup Co.
0.63% due 07/20/16[1]	3,200,000	3,198,936
Total Commercial Paper
(Cost $35,840,038)		35,840,038
MONEY MARKET INSTRUMENTS† - 0.4%
Dreyfus Treasury Prime Cash Management Institutional Shares
0.16%[2]
(Cost $1,454,914)	1,454,914	1,454,914
Total Short Term Investments
(Cost $37,294,952)		37,294,952

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 52.3%
Collateralized Loan Obligations - 43.4%
LCM XII, LP
2015-12A, 1.89% due 10/19/22[1,3]	$7,000,000	6,960,479
Dryden XXXI Senior Loan Fund
2014-31A, 1.98% due 04/18/26[1,3]	7,000,000	6,956,467
Lockwood Grove CLO Ltd.
2014-1A, 2.01% due 01/25/24[1,3]	6,550,088	6,506,192
Venture XVI CLO Ltd.
2014-16A, 2.13% due 04/15/26[1,3]	6,000,000	5,952,680
Golub Capital Partners CLO Ltd.
2014-21A, 2.54% due 10/25/26[1,3]	3,500,000	3,466,084
2015-25A, 2.43% due 08/05/27[1,3]	1,800,000	1,736,480
2014-10A, 3.58% due 10/20/21[1,3]	500,000	491,401
Great Lakes CLO Ltd.
2015-1A, 2.58% due 07/15/26[1,3]	2,500,000	2,509,990
2014-1A, 3.23% due 04/15/25[1,3]	2,000,000	1,959,633

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 52.3% (continued)
Collateralized Loan Obligations - 43.4% (continued)
2014-1A, 2.48% due 04/15/25[1,3]	$1,000,000	$994,323
OHA Park Avenue CLO I Ltd.
2007-1A, 0.91% due 03/14/22[1,3]	4,610,403	4,546,773
Carlyle Global Market Strategies CLO Ltd.
2013-4A, 2.15% due 10/15/25[1,3]	3,500,000	3,487,248
2015-1A, 1.86% due 04/20/22[1,3]	1,000,000	997,782
FS Senior Funding Ltd.
2015-1A, 2.47% due 05/28/25[1,3]	4,450,000	4,369,767
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.53% due 10/15/26[1,3]	4,000,000	3,963,387
CIFC Funding Ltd.
2007-2A, 2.28% due 04/15/21[1,3]	1,500,000	1,422,382
2013-3A, 3.64% due 01/29/25[1,3]	1,000,000	983,240
2007-1A, 2.13% due 05/10/21[1,3]	1,000,000	948,738
2015-1A, 1.93% due 01/19/23[1,3]	567,612	567,580
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.56% due 04/28/26[1,3]	2,700,000	2,671,310
2014-3A, 3.16% due 04/28/26[1,3]	900,000	878,287
ACAS CLO Ltd.
2014-1A, 2.97% due 09/20/23[1,3]	3,500,000	3,497,008
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.28% due 10/24/24[3]	3,500,000	3,460,604
Fortress Credit BSL II Ltd.
2013-2A, 2.13% due 10/19/25[1,3]	3,000,000	2,984,933
Marea CLO Ltd.
2015-1A, 2.48% due 10/15/23[1,3]	3,000,000	2,933,600
Cerberus Onshore II CLO LLC
2014-1A, 2.63% due 10/15/23[1,3]	2,801,008	2,798,564
Telos CLO Ltd.
2014-5A, 2.18% due 04/17/25[1,3]	2,000,000	1,981,349
2014-5A, 2.78% due 04/17/25[1,3]	750,000	732,942

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 52.3% (continued)
Collateralized Loan Obligations - 43.4% (continued)
CFIP CLO Ltd.
2014-1A, 2.14% due 04/13/25[1,3]	$2,700,000	$2,667,307
Babson CLO Ltd.
2014-IA, 2.12% due 07/20/25[1,3]	1,450,000	1,439,785
2007-1X, 0.86% due 01/18/21[3]	1,188,680	1,179,616
Oak Hill Credit Partners X Ltd.
2014-10A, 2.73% due 07/20/26[1,3]	2,650,000	2,602,533
MCF CLO I LLC
2013-1A, 2.28% due 04/20/23[1,3]	2,600,000	2,584,163
Highbridge Loan Management Ltd.
2014-1A, 2.90% due 09/20/22[1,3]	2,500,000	2,503,465
Cavalry CLO II
2013-2A, 1.98% due 01/17/24[1,3]	2,500,000	2,490,246
AMMC CLO 15 Ltd.
2014-15A, 1.96% due 12/09/26[1,3]	2,500,000	2,487,779
Fortress Credit Investments IV Ltd.
2015-4A, 2.53% due 07/17/23[1,3]	2,500,000	2,468,888
Acis CLO 2014-3 Ltd.
2014-3A, 2.15% due 02/01/26[1,3]	2,125,000	2,097,435
Madison Park Funding VIII Ltd.
2014-8A, 2.84% due 04/22/22[1,3]	2,100,000	2,087,586
Lime Street CLO Corp.
2007-1A, 1.60% due 06/20/21[1,3]	2,250,000	2,017,305
RFTI Issuer Ltd.
2015-FL1, 2.43% due 08/15/30[1,3]	2,000,000	1,997,125
ACIS CLO Ltd.
2015-6A, 2.23% due 05/01/27[1,3]	2,000,000	1,991,072
PFP Ltd.
2015-2, 2.43% due 07/14/34[1,3]	2,000,000	1,984,244
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 1.79% due 04/25/25[1,3]	2,000,000	1,975,211
Centurion CDO Ltd.
2005-9A, 0.88% due 07/17/19[1,3]	1,886,683	1,863,828
Monroe Capital CLO Ltd.
2014-1A, 2.44% due 10/22/26[1,3]	1,850,000	1,816,395

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 52.3% (continued)
Collateralized Loan Obligations - 43.4% (continued)
Cent CLO Ltd.
2014-20A, 2.12% due 01/25/26[1,3]	$1,800,000	$1,785,452
Ares XXIII CLO Ltd.
2014-1A, 2.83% due 04/19/23[1,3]	1,750,000	1,744,214
Regatta V Funding Ltd.
2014-1A, 3.79% due 10/25/26[1,3]	1,500,000	1,496,856
BNPP IP CLO Ltd.
2014-1A, 2.09% due 04/24/26[1,3]	1,500,000	1,483,523
TICP CLO I Ltd.
2014-1A, 2.14% due 04/26/26[1,3]	1,500,000	1,481,404
ACRE Commercial Mortgage Trust
2014-FL2, 2.51% due 08/15/31[1,3]	900,000	888,804
2014-FL2, 1.91% due 08/15/31[1,3]	500,000	495,564
2014-FL2, 1.45% due 08/15/31[1,3]	76,500	76,259
Marathon CLO VI Ltd.
2014-6A, 2.68% due 05/13/25[1,3]	1,500,000	1,446,755
Venture VII CDO Ltd.
2006-7A, 0.86% due 01/20/22[1,3]	1,473,680	1,445,543
Gallatin CLO VII Ltd.
2014-1A, 2.73% due 07/15/23[1,3]	1,350,000	1,335,954
NewMark Capital Funding CLO Ltd.
2013-1A, 1.81% due 06/02/25[1,3]	1,250,000	1,228,913
Baker Street CLO II Ltd.
2006-1A, 1.41% due 10/15/19[1,3]	1,250,000	1,191,949
Resource Capital Corporation Ltd.
2014-CRE2, 1.50% due 04/15/32[1,3]	1,187,108	1,169,167
Golub Capital BDC CLO LLC
2014-1A, 3.14% due 04/25/26[1,3]	1,200,000	1,160,554
NYLIM Flatiron CLO Ltd.
2006-1A, 2.10% due 08/08/20[1,3]	750,000	713,444
2006-1X, 0.87% due 08/08/20[3]	413,396	411,958
Venture VI CDO Ltd.
2006-1A, 2.12% due 08/03/20[1,3]	1,200,000	1,117,830
LCM X, LP
2014-10A, 3.53% due 04/15/22[1,3]	1,100,000	1,088,812

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 52.3% (continued)
Collateralized Loan Obligations - 43.4% (continued)
OCP CLO Ltd.
2016-11A, 3.03% due 04/26/28[1,3]	$1,000,000	$996,735
Cent CLO
2014-16A, 2.89% due 08/01/24[1,3]	1,000,000	996,355
Galaxy XVIII CLO Ltd.
2014-18A, 2.10% due 10/15/26[1,3]	1,000,000	990,502
CVP Cascade CLO Ltd.
2014-CLO1, 2.08% due 01/16/26[1,3]	1,000,000	985,574
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 2.93% due 10/20/25[1,3]	1,000,000	962,729
Flagship CLO VI
2007-1A, 3.06% due 06/10/21[1,3]	1,000,000	957,362
Madison Park Funding V Ltd.
2007-5A, 2.12% due 02/26/21[1,3]	1,000,000	940,821
Duane Street CLO IV Ltd.
2007-4A, 2.88% due 11/14/21[1,3]	900,000	881,100
Westbrook CLO Ltd.
2006-1A, 2.35% due 12/20/20[1,3]	850,000	802,512
Black Diamond CLO Ltd.
2005-2X, 1.33% due 01/07/18[3]	750,000	749,291
Newstar Commercial Loan Funding
2014-1A, 3.23% due 04/20/25[1,3]	750,000	715,725
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.24% due 07/25/25[1,3]	750,000	698,116
TICP CLO II Ltd.
2014-2A, 2.68% due 07/20/26[1,3]	600,000	587,742
San Gabriel CLO Ltd.
2007-1A, 2.91% due 09/10/21[1,3]	450,000	429,388
Marathon CLO IV Ltd.
2012-4A, 2.03% due 05/20/23[1,3]	388,053	386,979
Nantucket CLO Ltd.
2006-1X, 2.16% due 11/24/20[3]	400,000	383,526

	Face Amount	Value
ASSET BACKED SECURITIES†† - 52.3% (continued)
Collateralized Loan Obligations - 43.4% (continued)
Brentwood CLO Corp.
2006-1A, 0.91% due 02/01/22[1,3]	$238,840	$236,309
Total Collateralized Loan Obligations		153,476,927
Credit Card - 5.9%
Capital One Multi-Asset Execution Trust
2007-A2, 0.56% due 12/16/19[3]	6,800,000	6,794,106
2014-A2, 1.26% due 01/15/20	3,500,000	3,511,121
2015-A6, 0.81% due 06/15/20[3]	2,000,000	2,002,546
Chase Issuance Trust
2014-A8, 0.69% due 11/15/18[3]	8,500,000	8,502,927
Total Credit Card		20,810,700
Automotive - 1.1%
AmeriCredit Automobile Receivables 2016-1
2016-1, 0.75% due 02/08/17	2,036,056	2,036,027
CarMax Auto Owner Trust 2016-2
2016-2, 0.91% due 06/17/19[3]	2,000,000	2,003,507
Total Automotive		4,039,534
Collateralized Debt Obligations - 1.0%
Triaxx Prime CDO Ltd.
2006-2A, 0.73% due 10/02/39[1,3]	2,223,874	2,101,508
Wrightwood Capital Real Estate CDO Ltd.
2005-1A, 0.97% due 11/21/40[1,3]	1,137,598	1,129,835
SRERS Funding Ltd.
2011-RS, 0.70% due 05/09/46[1,3]	232,554	225,768
Total Collateralized Debt Obligations		3,457,111
Equipment - 0.6%
John Deere Owner Trust 2016
2016-A, 0.64% due 03/15/17	2,189,129	2,189,133
Financial - 0.3%
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.92% due 07/10/17[3]	1,048,282	1,037,561
Total Asset Backed Securities
(Cost $186,186,727)		185,010,966

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
CORPORATE BONDS†† - 19.7%
Financial - 14.8%
Station Place Securitization Trust
1.45% due 02/25/17†††,3	$6,400,000	$6,401,471
National Bank of Canada
1.50% due 12/14/18[3]	3,800,000	3,815,397
Royal Bank of Canada
1.39% due 04/15/19[3]	3,600,000	3,599,283
Fifth Third Bank/Cincinnati OH
1.55% due 08/20/18[3]	3,500,000	3,504,631
Westpac Banking Corp.
1.34% due 05/13/19[3]	3,500,000	3,503,959
Citigroup, Inc.
1.35% due 03/10/17	2,000,000	2,002,148
1.60% due 07/25/16[3]	1,440,000	1,440,671
Capital One North America/Mclean VA
1.78% due 08/17/18[3]	3,400,000	3,419,383
Morgan Stanley
2.01% due 02/01/19[3]	3,300,000	3,337,026
US Bank North America/Cincinnati OH
1.22% due 01/29/18[3]	3,300,000	3,309,606
Lloyds Bank plc
1.64% due 01/22/19[3]	3,300,000	3,298,759
Santander UK plc
2.14% due 03/14/19[3]	3,200,000	3,202,858
JPMorgan Chase & Co.
1.49% due 03/22/19[3]	3,000,000	3,008,025
Liberty Mutual Group, Inc.
6.70% due 08/15/16[1]	2,038,000	2,050,687
Royal Bank of Scotland Group plc
1.57% due 03/31/17[3]	1,750,000	1,748,185
Berkshire Hathaway Finance Corp.
1.34% due 03/15/19[3]	1,400,000	1,413,003
Bank of America North America
1.44% due 12/07/18[3]	1,395,000	1,395,893
Macquarie Bank Ltd.
1.43% due 03/24/17[1,3]	800,000	799,201
Nomura Holdings, Inc.
2.11% due 09/13/16[3]	590,000	591,323
Goldman Sachs Group, Inc.
1.84% due 04/30/18[3]	550,000	552,856
Total Financial		52,394,365
Consumer, Cyclical - 1.6%
Daimler Finance North America LLC
1.35% due 08/03/17[1,3]	4,400,000	4,403,010
Lennar Corp.
4.50% due 06/15/19	1,400,000	1,453,060
Total Consumer, Cyclical		5,856,070
Consumer, Non-cyclical - 1.4%
UnitedHealth Group, Inc.
1.13% due 01/17/17[3]	2,000,000	2,002,534
Tenet Healthcare Corp.
4.15% due 06/15/20[3]	2,000,000	1,975,000

	Face Amount	Value
CORPORATE BONDS†† - 19.7% (continued)
Consumer, Non-cyclical - 1.4% (continued)
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[1]	$910,000	$921,375
Total Consumer, Non-cyclical		4,898,909
Communications - 1.2%
AT&T, Inc.
2.40% due 03/15/17	2,000,000	2,016,912
Level 3 Financing, Inc.
4.41% due 01/15/18[3]	1,380,000	1,385,175
eBay, Inc.
2.50% due 03/09/18	700,000	712,775
Total Communications		4,114,862
Industrial - 0.7%
CNH Industrial Capital LLC
3.88% due 07/16/18	2,052,000	2,062,260
3.63% due 04/15/18	500,000	500,000
Total Industrial		2,562,260
Total Corporate Bonds
(Cost $69,739,600)		69,826,466
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.0%
Residential Mortgage Backed Securities - 12.4%
LSTAR Securities Investment Trust
2015-4, 2.46% due 04/01/20[1,3]	3,456,734	3,387,599
2015-1, 2.46% due 01/01/20[1,3]	3,392,212	3,290,836
2015-3, 2.46% due 03/01/20[1,3]	1,253,262	1,234,065
2014-1, 3.57% due 09/01/21[1,3]	347,433	343,958
CSMC Series
2014-7R, 0.60% due 10/27/36[1,3]	2,466,145	2,376,871
2014-2R, 0.65% due 02/27/46[1,3]	2,465,019	2,279,539
2014-7R, 0.61% due 12/27/37[1,3]	2,265,473	2,203,852
Banc of America Funding Ltd.
2013-R1, 0.69% due 11/03/41[1,3]	3,314,577	3,017,322
VOLT XXXIX LLC
2015-NP13, 4.13% due 10/25/45[1,4]	2,995,697	2,999,964
Nationstar HECM Loan Trust
2015-2A, 2.88% due 11/25/25[1]	2,632,549	2,632,961
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[1,4]	2,604,407	2,614,403
Structured Asset Investment Loan Trust
2005-1, 1.17% due 02/25/35[1,3]	1,500,000	1,430,998
2005-2, 1.19% due 03/25/35[3]	1,200,000	1,128,766

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.0% (continued)
Residential Mortgage Backed Securities - 12.4% (continued)
GSAMP Trust
2005-HE6, 0.89% due 11/25/35[3]	$2,400,000	$2,281,451
CIT Mortgage Loan Trust
2007-1, 1.90% due 10/25/37[1,3]	2,324,215	2,193,143
GCAT LLC
2014-2, 3.72% due 10/25/19[1,4]	2,071,933	2,059,893
Encore Credit Receivables Trust
2005-4, 0.89% due 01/25/36[3]	2,150,000	1,999,166
First Frankin Mortgage Loan Trust
2006-FF4, 0.64% due 03/25/36[3]	1,706,854	1,596,646
GSMSC Resecuritization Trust
2014-3R, 0.63% due 11/26/36[1,3]	1,618,567	1,591,678
Structured Asset Securities Corporation Mortgage Loan Trust
2006-BC1, 0.61% due 03/25/36[3]	911,539	856,256
2006-NC1, 0.60% due 05/25/36[3]	669,663	624,423
Banc of America Funding 2012-R4 Trust
2012-R4, 0.73% due 03/04/39[1,3]	584,265	581,519
Accredited Mortgage Loan Trust
2007-1, 0.58% due 02/25/37[3]	567,605	542,357
New Century Home Equity Loan Trust Series
2005-C, 0.70% due 12/25/35[3]	557,323	535,720

	Face
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.0% (continued)
Residential Mortgage Backed Securities - 12.4% (continued)
GreenPoint Mortgage Funding Trust
2007-AR1, 0.53% due 02/25/47[3]	$35,607	$35,134
Total Residential Mortgage Backed Securities		43,838,520
Commercial Mortgage Backed Securities - 6.6%
CDGJ Commercial Mortgage Trust
2014-BXCH, 2.53% due 12/15/27[1,3]	7,000,000	6,934,503
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FL5, 1.42% due 07/15/31[1,3]	2,795,840	2,791,068
2014-FL5, 2.54% due 07/15/31[1,3]	2,250,000	2,219,323
Morgan Stanley Capital I Trust
2015-XLF1, 2.64% due 08/14/31[1,3]	4,000,000	3,971,716
BAMLL Commercial Mortgage Securities Trust
2014-ICTS, 1.78% due 06/15/28[1,3]	2,000,000	1,963,207
2014-ICTS, 2.08% due 06/15/28[1,3]	1,500,000	1,457,383
GAHR Commercial Mortgage Trust
2015-NRF, 1.74% due 12/15/16[1,3]	1,981,671	1,982,940
BLCP Hotel Trust
2014-CLRN, 1.83% due 08/15/29[1,3]	2,000,000	1,943,306
Total Commercial Mortgage Backed Securities		23,263,446
Total Collateralized Mortgage Obligations
(Cost $67,631,938)		67,101,966
Total Investments - 101.5%
(Cost $360,853,217)		$359,234,350
Other Assets & Liabilities, net - (1.5)%		(5,287,172)
Total Net Assets - 100.0%		$353,947,178

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $247,265,773 (cost $248,912,158), or 69.9% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	Rate indicated is the 7-day yield as of June 30, 2016.
3	Variable rate security. Rate indicated is rate effective at June 30, 2016.
4	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.

plc	Public Limited Company

Other Information (unaudited)

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Commercial Paper	$—	$35,840,038	$—	$35,840,038
Money Market Instruments	1,454,914	—	—	1,454,194
Asset Backed Securities	—	185,010,966	—	185,010,966
Corporate Bonds	—	63,424,995	6,401,471	69,826,466
Collateralized Mortgage Obligations	—	67,101,966	—	67,101,966
Total	$1,454,914	$351,377,965	$6,401,471	$359,234,350

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at 6/30/16	Valuation Technique	Unobservable Inputs
Corporate Bonds	$ 6,401,471	Option adjusted spread off the prior month end broker quote over the 3 month LIBOR	Indicative Quote

Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period June 30, 2016, there were no transfers between levels.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2016:

Corporate Bonds
Assets:
Beginning Balance	$9,251,943
Change in Unrealized Gain/(Loss)	(472)
Purchases	6,400,000
Sales	(9,250,000)
Ending Balance	$6,401,471
Net change in unrealized appreciation(depreciation) for investments in securities still held at June 30, 2016	$1,471

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face
	Amount/Shares	Value
SHORT TERM INVESTMENTS - 7.2%
COMMERCIAL PAPER†† - 4.0%
Harley-Davidson Financial Services, Inc.
0.70% due 07/08/16[1]	$3,000,000	$2,999,592
Ryder System, Inc.
0.65% due 07/01/16[2]	2,000,000	1,999,814
Nissan Motor Acceptance Corp.
0.70% due 07/08/16[1]	2,000,000	1,999,728
Verizon Communications, Inc.
0.67% due 07/06/16	1,500,000	1,499,883
Total Commercial Paper
(Cost $8,499,017)		8,499,017
U.S GOVERNMENT SECURITIES†† - 0.2%
United States Treasury Bill
0.00% due 08/11/16[2]	500,000	499,880
(Cost $499,880)
MONEY MARKET INSTRUMENTS† - 3.0%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.16%[3]
(Cost $6,354,660)	6,354,660	6,354,660
Total Short Term Investments
(Cost $15,353,557)		15,353,557

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 52.8%
Collateralized Loan Obligations - 48.0%
Golub Capital Partners CLO Ltd.
2014-21A, 2.54% due 10/25/26[1,4]	$2,750,000	$2,723,352
2015-25A, 2.43% due 08/05/27[1,4]	1,500,000	1,447,067
2014-10A, 3.58% due 10/20/21[1,4]	750,000	737,101
CIFC Funding Ltd.
2007-2A, 2.28% due 04/15/21[1,4]	1,750,000	1,659,446
2013-3A, 3.64% due 01/29/25[1,4]	1,200,000	1,179,888
2007-1A, 2.13% due 05/10/21[1,4]	1,000,000	948,738
Venture XVI CLO Ltd.
2014-16A, 2.18% due 04/15/26[1,4]	3,750,000	3,720,426
Lockwood Grove CLO Ltd.
2014-1A, 2.01% due 01/25/24[1,4]	2,668,555	2,650,672
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.56% due 04/28/26[1,4]	1,200,000	1,187,249
2014-3A, 3.16% due 04/28/26[1,4]	1,200,000	1,171,050
Cerberus Onshore II CLO LLC
2014-1A, 2.68% due 10/15/23[1,4]	2,291,733	2,289,735
Baker Street CLO II Ltd.
2006-1A, 1.41% due 10/15/19[1,4]	2,300,000	2,193,185

	Face Amount	Value
ASSET BACKED SECURITIES†† - 52.8% (continued)
Collateralized Loan Obligations - 48.0% (continued)
Telos CLO Ltd.
2014-5A, 2.23% due 04/17/25[1,4]	$1,200,000	$1,188,810
2014-5A, 2.83% due 04/17/25[1,4]	500,000	488,628
2006-1A, 1.15% due 10/11/21[1,4]	487,033	486,256
FS Senior Funding Ltd.
2015-1A, 2.47% due 05/28/25[1,4]	2,200,000	2,160,335
LCM XII, LP
2015-12A, 1.89% due 10/19/22[1,4]	2,000,000	1,988,708
Carlyle Global Market Strategies CLO Ltd.
2013-4A, 2.15% due 10/15/25[1,4]	1,500,000	1,494,535
2014-2A, 3.60% due 07/20/23[1,4]	500,000	493,070
Dryden XXXI Senior Loan Fund
2014-31A, 2.03% due 04/18/26[1,4]	2,000,000	1,987,562
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.53% due 10/15/26[1,4]	2,000,000	1,981,694
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.28% due 10/24/24[4]	2,000,000	1,977,488
Rampart CLO Ltd.
2007-1A, 2.51% due 10/25/21[1,4]	2,000,000	1,973,056
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 2.93% due 10/20/25[1,4]	2,000,000	1,925,458
CIFC Funding 2012-I Ltd.
2014-1A, 2.73% due 08/14/24[1,4]	1,980,000	1,923,689
Steele Creek CLO Ltd.
2014-1A, 2.90% due 08/21/26[1,4]	1,800,000	1,771,200
CFIP CLO Ltd.
2014-1A, 2.14% due 04/13/25[1,4]	1,650,000	1,630,022
MCF CLO I LLC
2013-1A, 2.28% due 04/20/23[1,4]	1,600,000	1,590,254
Duane Street CLO IV Ltd.
2007-4A, 2.88% due 11/14/21[1,4]	850,000	832,150
2007-4A, 1.63% due 11/14/21[1,4]	750,000	721,790

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
ASSET BACKED SECURITIES†† - 52.8% (continued)
Collateralized Loan Obligations - 48.0% (continued)
Cavalry CLO II
2013-2A, 2.03% due 01/17/24[1,4]	$1,500,000	$1,494,148
ALM XIV Ltd.
2014-14A, 2.06% due 07/28/26[1,4]	1,500,000	1,493,269
Flatiron CLO 2013-1 Ltd.
2013-1A, 2.68% due 01/17/26[1,4]	1,500,000	1,469,168
Marea CLO Ltd.
2015-1A, 2.48% due 10/15/23[1,4]	1,500,000	1,466,800
Black Diamond CLO Ltd.
2013-1A, 2.04% due 02/01/23[1,4]	1,481,705	1,455,775
Great Lakes CLO Ltd.
2014-1A, 2.53% due 04/15/25[1,4]	600,000	596,594
2014-1A, 3.28% due 04/15/25[1,4]	600,000	587,890
2014-1A, 4.38% due 04/15/25[1,4]	250,000	241,201
Garrison Funding Ltd.
2015-1A, 3.16% due 05/25/27[1,4]	1,400,000	1,392,218
ACRE Commercial Mortgage Trust
2014-FL2, 2.51% due 08/15/31[1,4]	800,000	790,048
2014-FL2, 1.91% due 08/15/31[1,4]	500,000	495,564
2014-FL2, 1.45% due 08/15/31[1,4]	90,000	89,716
Oak Hill Credit Partners X Ltd.
2014-10A, 2.80% due 07/20/26[1,4]	1,400,000	1,374,923
Golub Capital BDC CLO LLC
2014-1A, 3.14% due 04/25/26[1,4]	1,400,000	1,353,979
Madison Park Funding VIII Ltd.
2014-8A, 2.84% due 04/22/22[1,4]	1,300,000	1,292,315
ACAS CLO Ltd.
2014-1A, 2.97% due 09/20/23[1,4]	1,250,000	1,248,931
Fortress Credit Investments IV Ltd.
2015-4A, 2.58% due 07/17/23[1,4]	1,250,000	1,234,444
Resource Capital Corporation Ltd.
2014-CRE2, 1.50% due 04/15/32[1,4]	1,243,637	1,224,842
BNPP IP CLO Ltd.
2014-1A, 2.09% due 04/24/26[1,4]	1,200,000	1,186,819

	Face Amount	Value
ASSET BACKED SECURITIES†† - 52.8% (continued)
Collateralized Loan Obligations - 48.0% (continued)
TICP CLO I Ltd.
2014-1A, 2.14% due 04/26/26[1,4]	$1,200,000	$1,185,123
Mountain View Funding CLO
2007-3A, 0.89% due 04/16/21[1,4]	1,102,748	1,101,926
Neuberger Berman CLO Ltd.
2014-12A, 2.74% due 07/25/23[1,4]	1,100,000	1,090,857
TICP CLO II Ltd.
2014-2A, 2.75% due 07/20/26[1,4]	1,100,000	1,077,527
Carlyle Global Market Strategies CLO Ltd.
2013-3A, 1.80% due 07/15/25[1,4]	1,050,000	1,036,886
RFTI Issuer Ltd.
2015-FL1, 2.43% due 08/15/30[1,4]	1,000,000	998,563
Regatta V Funding Ltd.
2014-1A, 3.79% due 10/25/26[1,4]	1,000,000	997,904
OCP CLO Ltd.
2016-11A, 3.03% due 04/26/28[1,4]	1,000,000	996,735
Ares XXIII CLO Ltd.
2014-1A, 2.89% due 04/19/23[1,4]	1,000,000	996,694
Benefit Street Partners CLO V Ltd.
2014-VA, 2.23% due 10/20/26[1,4]	1,000,000	996,241
Voya CLO Ltd.
2015-3A, 3.58% due 10/15/22[1,4]	1,000,000	995,695
ACIS CLO Ltd.
2015-6A, 2.23% due 05/01/27[1,4]	1,000,000	995,536
PFP Ltd.
2015-2, 2.43% due 07/14/34[1,4]	1,000,000	992,122
Cereberus ICQ Levered LLC
2015-1A, 2.73% due 11/06/25[1,4]	1,000,000	990,812
LCM X, LP
2014-10A, 3.53% due 04/15/22[1,4]	1,000,000	989,829
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 1.79% due 04/25/25[1,4]	1,000,000	987,605
Acis CLO 2014-3 Ltd.
2014-3A, 2.15% due 02/01/26[1,4]	1,000,000	987,028

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
ASSET BACKED SECURITIES†† - 52.8% (continued)
Collateralized Loan Obligations - 48.0% (continued)
NewMark Capital Funding CLO Ltd.
2013-1A, 1.81% due 06/02/25[1,4]	$1,000,000	$983,130
Monroe Capital CLO Ltd.
2014-1A, 2.44% due 10/22/26[1,4]	1,000,000	981,835
Venture CLO Ltd.
2015-11A, 2.58% due 11/14/22[1,4]	1,000,000	981,009
Adirondack Park CLO Ltd.
2013-1A, 3.68% due 04/15/24[1,4]	1,000,000	979,632
Marathon CLO VI Ltd.
2014-6A, 2.68% due 05/13/25[1,4]	1,000,000	964,503
WhiteHorse IV Ltd.
2007-4A, 2.13% due 01/17/20[1,4]	1,000,000	948,888
Brentwood CLO Corp.
2006-1A, 1.46% due 02/01/22[1,4]	1,000,000	934,642
Rockwall CDO Ltd.
2007-1A, 1.19% due 08/01/24[1,4]	1,000,000	931,904
Westbrook CLO Ltd.
2006-1A, 2.35% due 12/20/20[1,4]	850,000	802,512
Gallatin CLO VII Ltd.
2014-1A, 2.73% due 07/15/23[1,4]	800,000	791,676
Marine Park CLO Ltd.
2015-1A, 1.91% due 10/12/23[1,4]	785,000	781,495
Venture VII CDO Ltd.
2006-7A, 0.86% due 01/20/22[1,4]	654,969	642,463
Finn Square CLO Ltd.
2012-1A, 3.44% due 12/24/23[1,4]	600,000	594,789
CVP Cascade CLO Ltd.
2014-CLO1, 2.13% due 01/16/26[1,4]	600,000	591,344
Palmer Square CLO Ltd.
2014-1A, 3.23% due 10/17/22[1,4]	600,000	579,183
Centurion CDO Ltd.
2005-9A, 0.93% due 07/17/19[1,4]	503,115	497,021
Flagship CLO VI
2007-1A, 3.06% due 06/10/21[1,4]	500,000	478,681
Madison Park Funding V Ltd.
2007-5A, 2.12% due 02/26/21[1,4]	500,000	470,410

	Face Amount	Value
ASSET BACKED SECURITIES†† - 52.8% (continued)
Collateralized Loan Obligations - 48.0% (continued)
Franklin CLO VI Ltd.
2007-6A, 0.86% due 08/09/19[1,4]	$476,324	$467,190
Lime Street CLO Corp.
2007-1A, 1.60% due 06/20/21[1,4]	500,000	448,290
San Gabriel CLO Ltd.
2007-1A, 2.91% due 09/10/21[1,4]	450,000	429,388
Nantucket CLO Ltd.
2006-1X, 2.16% due 11/24/20	400,000	383,526
Newstar Commercial Loan Funding
2014-1A, 3.23% due 04/20/25[1,4]	250,000	238,575
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.24% due 07/25/25[1,4]	250,000	232,705
Babson CLO Ltd.
2007-1X, 0.86% due 01/18/21	125,124	124,170
Total Collateralized Loan Obligations		102,687,302
Credit Card - 3.3%
Capital One Multi-Asset Execution Trust
2014-A2, 1.26% due 01/15/20	4,000,000	4,012,710
2007-A2, 0.56% due 12/16/19[4]	3,100,000	3,097,313
Total Credit Card		7,110,023
Collateralized Debt Obligations - 1.1%
Triaxx Prime CDO Ltd.
2006-2A, 0.73% due 10/02/39[1,4]	1,111,937	1,050,754
Gramercy Real Estate CDO Ltd.
2006-1A, 1.01% due 07/25/41[1,4]	639,742	625,864
Wrightwood Capital Real Estate CDO Ltd.
2005-1A, 0.97% due 11/21/40[1,4]	379,199	376,612

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
ASSET BACKED SECURITIES†† - 52.8% (continued)
Collateralized Debt Obligations - 1.1% (continued)
SRERS Funding Ltd.
2011-RS, 0.72% due 05/09/46[1,4]	$232,554	$225,768
Total Collateralized Debt Obligations		2,278,998
Financial - 0.4%
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.92% due 07/10/17[4]	819,810	811,426
Total Asset Backed Securities
(Cost $113,676,230)		112,887,749
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 24.7%
Residential Mortgage Backed Securities - 18.0%
LSTAR Securities Investment Trust
2015-4, 2.46% due 04/01/20[1,4]	2,582,139	2,530,495
2015-1, 2.47% due 01/01/20[1,4]	2,246,790	2,179,645
2015-3, 2.46% due 03/01/20[1,4]	2,088,770	2,056,775
2016-2, 2.46% due 03/01/21[1,4]	2,029,323	1,973,209
2014-1, 3.57% due 09/01/21[1,4]	1,621,352	1,605,139
2015-10, 2.46% due 11/01/20[1,4]	1,271,687	1,243,075
2015-6, 2.47% due 05/01/20[1,4]	961,147	939,521
CSMC Series
2014-7R, 0.61% due 12/27/37[1,4]	2,103,653	2,046,434
2014-7R, 0.60% due 10/27/36[1,4]	2,113,839	2,037,318
2014-2R, 0.65% due 02/27/46[1,4]	1,789,127	1,654,504
Nationstar HECM Loan Trust
2015-2A, 2.88% due 11/25/25[1]	2,387,661	2,388,033
2016-1A, 2.98% due 02/25/26[1]	808,342	809,344
VOLT XLI LLC
2016-NPL1, 4.25% due 02/26/46[1,5]	1,863,847	1,863,461
Banc of America Funding Ltd.
2013-R1, 0.69% due 11/03/41[1,4]	1,894,044	1,724,184
Structured Asset Securities Corporation Mortgage Loan Trust
2006-BC1, 0.61% due 03/25/36[4]	1,392,372	1,307,927
2006-NC1, 0.60% due 05/25/36[4]	382,665	356,813

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 24.7% (continued)
Residential Mortgage Backed Securities - 18.0% (continued)
GSAMP Trust
2005-HE6, 0.89% due 11/25/35[4]	$1,725,000	$1,639,793
Structured Asset Investment Loan Trust
2005-1, 1.17% due 02/25/35[1,4]	850,000	810,899
2005-2, 1.19% due 03/25/35[4]	700,000	658,447
GSMSC Resecuritization Trust
2014-3R, 0.63% due 11/26/36[1,4]	1,471,425	1,446,980
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[1,5]	1,302,204	1,307,201
VOLT XXXIX LLC
2015-NP13, 4.13% due 10/25/45[1,5]	1,283,870	1,285,699
CIT Mortgage Loan Trust
2007-1, 1.90% due 10/25/37[1,4]	1,225,352	1,156,249
GCAT LLC
2014-2, 3.72% due 10/25/19[1,5]	1,035,966	1,029,947
Encore Credit Receivables Trust
2005-4, 0.89% due 01/25/36[4]	1,100,000	1,022,829
New Century Home Equity Loan Trust Series
2005-C, 0.70% due 12/25/35[4]	701,814	674,611
Accredited Mortgage Loan Trust
2007-1, 0.58% due 02/25/37[4]	450,170	430,145
Banc of America Funding 2012-R4 Trust
2012-R4, 0.73% due 03/04/39[1,4]	306,043	304,605
GreenPoint Mortgage Funding Trust
2007-AR1, 0.53% due 02/25/47[4]	47,001	46,376
Total Residential Mortgage Backed Securities		38,529,658
Commercial Mortgage Backed Securities - 6.7%
CDGJ Commercial Mortgage Trust
2014-BXCH, 2.53% due 12/15/27[1,4]	3,000,000	2,971,929
Hilton USA Trust
2013-HLT, 5.22% due 11/05/30[1,4]	1,500,000	1,509,423
2013-HLF, 4.22% due 11/05/30[1,4]	997,386	993,843

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 24.7% (continued)
Commercial Mortgage Backed Securities - 6.7% (continued)
BAMLL Commercial Mortgage Securities Trust
2014-ICTS, 1.78% due 06/15/28[1,4]	$1,000,000	$981,604
2014-ICTS, 2.08% due 06/15/28[1,4]	1,000,000	971,589
2014-ICTS, 2.58% due 06/15/28[1,4]	500,000	474,417
GS Mortgage Securities Corporation Trust
2016-ICE2, 3.69% due 02/15/33[1,4]	2,200,000	2,202,586
Morgan Stanley Capital I Trust
2015-XLF1, 2.64% due 08/14/31[1,4]	2,000,000	1,985,858
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FL5, 2.58% due 07/15/31[1,4]	1,000,000	986,366
2014-FL5, 1.15% due 07/15/31[1,4]	621,298	620,237
BLCP Hotel Trust
2014-CLRN, 1.83% due 08/15/29[1,4]	500,000	485,827
Total Commercial Mortgage Backed Securities		14,183,679
Total Collateralized Mortgage Obligations
(Cost $52,989,845)		52,713,337
CORPORATE BONDS†† - 13.6%
Financial - 9.4%
Royal Bank of Canada
1.39% due 04/15/19[4]	2,100,000	2,099,582
Morgan Stanley
2.01% due 02/01/19[4]	2,000,000	2,022,440
National Bank of Canada
1.50% due 12/14/18[4]	2,000,000	2,008,103
US Bank North America/Cincinnati OH
1.22% due 01/29/18[4]	2,000,000	2,005,822
Lloyds Bank plc
1.70% due 01/22/19[4]	2,000,000	1,999,248
Santander UK plc
2.14% due 03/14/19[4]	1,900,000	1,901,697
Capital One North America/Mclean VA
1.78% due 08/17/18[4]	1,500,000	1,508,552
Fifth Third Bank/Cincinnati OH
1.55% due 08/20/18[4]	1,500,000	1,501,985
Royal Bank of Scotland Group plc
1.57% due 03/31/17[4]	1,050,000	1,048,911
UnitedHealth Group, Inc.
1.13% due 01/17/17[4]	1,000,000	1,001,267
Citigroup, Inc.
1.60% due 07/25/16[4]	940,000	940,438

	Face Amount	Value
CORPORATE BONDS†† - 13.6% (continued)
Financial - 9.4% (continued)
Bank of America North America
1.44% due 12/07/18[4]	$750,000	$750,480
Macquarie Bank Ltd.
1.43% due 03/24/17[1,4]	550,000	549,451
Nomura Holdings, Inc.
2.11% due 09/13/16[4]	390,000	390,874
Goldman Sachs Group, Inc.
1.84% due 04/30/18[4]	360,000	361,869
Total Financial		20,090,719
Consumer, Non-cyclical - 1.7%
Tenet Healthcare Corp.
4.15% due 06/15/20[4]	1,000,000	987,500
6.25% due 11/01/18	200,000	211,000
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[1]	936,000	947,700
HRG Group, Inc.
7.88% due 07/15/19	900,000	943,875
HCA, Inc.
4.25% due 10/15/19	550,000	573,375
Total Consumer, Non-cyclical		3,663,450
Consumer, Cyclical - 1.3%
Daimler Finance North America LLC
1.35% due 08/03/17[1,4]	1,000,000	1,000,684
Lennar Corp.
4.50% due 06/15/19	850,000	882,215
eBay, Inc.
2.50% due 03/09/18	450,000	458,213
L Brands, Inc.
8.50% due 06/15/19	300,000	348,000
Total Consumer, Cyclical		2,689,112
Industrial - 0.7%
CNH Industrial Capital LLC
3.88% due 07/16/18	1,180,000	1,185,900
3.63% due 04/15/18	300,000	300,000
Total Industrial		1,485,900
Communications - 0.5%
Level 3 Financing, Inc.
4.41% due 01/15/18[4]	1,080,000	1,084,050
Utilities - 0.0%*
AES Corp.
3.67% due 06/01/19[4]	62,000	61,845
Total Corporate Bonds
(Cost $29,041,173)		29,075,076
SENIOR FLOATING RATE INTERESTS††,4 - 2.8%
Technology - 1.3%
Avago Technologies Ltd.
4.25% due 02/01/23	1,047,375	1,047,868
First Data Corp.
4.45% due 03/24/21	654,734	651,735
NXP B.V. / NXP Funding LLC
3.75% due 12/07/20	533,201	533,867
Infor, Inc.
3.75% due 06/03/20	379,304	369,586

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,4 - 2.8% (continued)
Technology - 1.3% (continued)
LANDesk Group, Inc.
5.00% due 02/25/20	$293,250	$291,417
Total Technology		2,894,473
Financial - 0.6%
Fly Leasing Ltd.
3.50% due 08/09/19	1,299,182	1,289,984
Communications - 0.6%
Univision Communications, Inc.
4.00% due 02/28/20	1,034,800	1,028,146

	Face
	Amount	Value
SENIOR FLOATING RATE INTERESTS††,4 - 2.8% (continued)
Communications - 0.6% (continued)
EMI Music Publishing
4.00% due 08/16/22	$259,015	$257,883
Total Communications		1,286,029
Consumer, Non-cyclical - 0.3%
Smart & Final Stores LLC
4.00% due 11/15/19	600,000	594,186
Total Senior Floating Rate Interests
(Cost $6,074,855)		6,064,672
Total Investments - 101.1%
(Cost $217,135,660)		$216,094,391
Other Assets & Liabilities, net - (1.1)%		(2,408,665)
Total Net Assets - 100.0%		$213,685,726

*	Less than 0.1%
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $156,554,665 (cost $157,598,718), or 73.3% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	Zero coupon rate security.
3	Rate indicated is the 7-day yield as of June 30, 2016.
4	Variable rate security. Rate indicated is rate effective at June 30, 2016.
5	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.

plc	Public Limited Company

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Commercial Paper	$—	$8,499,017	$—	$8,499,017
U.S. Government Securities	—	499,880	—	499,880
Money Market Instruments	6,354,660	—	—	6,354,660
Asset Backed Securities	—	112,887,749	—	112,887,749
Collateralized Mortgage Obligations	—	52,713,337	—	52,713,337
Corporate Bonds	—	29,075,076	—	29,075,076
Senior Floating Rate Interests	—	6,064,672	—	6,064,672
Total	$6,354,660	$209,739,731	$—	$216,094,391

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2016, there were no transfers between levels.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2016:

SCHEDULE OF INVESTMENTS (unaudited)

Level 3 – Fair value measurement using significant unobservable inputs

Corporate Bonds
Guggenheim Strategy Fund III
Assets
Beginning Balance	$5,001,050
Change in Unrealized Gain/Loss	(1,050)
Sales	(5,000,000)
Ending Balance	$-
Net change in unrealized
appreciation (depreciation) for
investments in securities still held
at June 30, 2016	$- *
*No Level 3 securities held at the period ended June 30, 2016.

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face
	Amount/Shares	Value
SHORT TERM INVESTMENTS - 4.3%
COMMERCIAL PAPER†† - 3.8%
Ryder System, Inc.
0.67% due 07/06/16	$2,000,000	$1,999,814
Harley-Davidson Financial Services, Inc.
0.70% due 07/08/16[2]	2,000,000	1,999,728
Clorox Co.
0.75% due 08/01/16[2]	1,000,000	999,354
Total Commercial Paper
(Cost $4,998,896)		4,998,896
U.S. TREASURY BILLS†† - 0.4%
U.S. Treasury Bill
0.00% due 07/14/16[1]	500,000	499,977
(Cost $499,957)
MONEY MARKET INSTRUMENTS† - 0.1%
Dreyfus Treasury Prime Cash Management Institutional Shares, 0.16%[3]	91,328	91,328
(Cost $91,328)
Total Short Term Investments
(Cost $5,590,181)		5,590,201

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 58.7%
Collateralized Loan Obligations - 53.7%
CIFC Funding Ltd.
2007-2A, 2.23% due 04/15/21[2,4]	1,750,000	1,659,446
2013-3A, 3.64% due 01/29/25[2,4]	1,000,000	983,240
2014-1A, 2.73% due 08/14/24[2,4]	1,000,000	971,560
2007-1A, 2.13% due 05/10/21[2,4]	1,000,000	948,738
Lockwood Grove CLO Ltd.
2014-1A, 2.01% due 01/25/24[2,4]	2,668,555	2,650,672
Venture XVI CLO Ltd.
2014-16A, 2.13% due 04/15/26[2,4]	2,250,000	2,232,256
Baker Street CLO II Ltd.
2006-1A, 1.36% due 10/15/19[2,4]	2,200,000	2,097,830
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.53% due 10/15/26[2,4]	2,000,000	1,981,694
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.28% due 10/24/24[4]	2,000,000	1,977,489
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.53% due 04/28/26[2,4]	1,000,000	989,374
2014-3A, 3.13% due 04/28/26[2,4]	1,000,000	975,875
Golub Capital Partners CLO Ltd.
2015-25A, 2.43% due 08/05/27[2,4]	1,200,000	1,157,653

	Face Amount	Value
ASSET BACKED SECURITIES†† - 58.7% (continued)
Collateralized Loan Obligations - 53.7% (continued)
2014-10A, 3.58% due 10/20/21[2,4]	$750,000	$737,101
FS Senior Funding Ltd.
2015-1A, 2.43% due 05/28/25[2,4]	1,850,000	1,816,646
Steele Creek CLO Ltd.
2014-1A, 2.90% due 08/21/26[2,4]	1,800,000	1,771,201
Telos CLO Ltd.
2014-5A, 2.18% due 04/17/25[2,4]	1,000,000	990,675
2006-1A, 1.12% due 10/11/21[2,4]	487,033	486,256
2014-5A, 2.78% due 04/17/25[2,4]	250,000	244,314
Carlyle Global Market Strategies CLO Ltd.
2013-4A, 2.10% due 10/15/25[2,4]	1,000,000	996,356
2014-2A, 3.53% due 07/20/23[2,4]	550,000	542,377
Neuberger Berman CLO Ltd.
2014-12A, 2.74% due 07/25/23[2,4]	1,550,000	1,537,117
CFIP CLO Ltd.
2014-1A, 2.10% due 04/13/25[2,4]	1,500,000	1,481,839
Duane Street CLO IV Ltd.
2007-4A, 2.88% due 11/14/21[2,4]	750,000	734,250
2007-4A, 1.63% due 11/14/21[2,4]	750,000	721,790
ACRE Commercial Mortgage Trust
2014-FL2, 2.48% due 08/15/31[2,4]	800,000	790,048
2014-FL2, 1.88% due 08/15/31[2,4]	500,000	495,564
2014-FL2, 1.45% due 08/15/31[2,4]	90,000	89,716
Resource Capital Corporation Ltd.
2014-CRE2, 1.50% due 04/15/32[2,4]	1,328,430	1,308,354
MCF CLO I LLC
2013-1A, 2.28% due 04/20/23[2,4]	1,300,000	1,292,081
Cerberus Onshore II CLO LLC
2014-1A, 2.63% due 10/15/23[2,4]	1,273,185	1,272,075
ACAS CLO Ltd.
2014-1A, 2.97% due 09/20/23[2,4]	1,250,000	1,248,931
Great Lakes CLO Ltd.
2014-1A, 2.48% due 04/15/25[2,4]	500,000	497,161

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
ASSET BACKED SECURITIES†† - 58.7% (continued)
Collateralized Loan Obligations - 53.7% (continued)
2014-1A, 3.23% due 04/15/25[2,4]	$500,000	$489,908
2014-1A, 4.33% due 04/15/25[2,4]	250,000	241,201
Marea CLO Ltd.
2015-1A, 2.43% due 10/15/23[2,4]	1,250,000	1,222,333
Lime Street CLO Corp.
2007-1A, 1.60% due 06/20/21[2,4]	1,250,000	1,120,725
Madison Park Funding VIII Ltd.
2014-8A, 2.84% due 04/22/22[2,4]	1,100,000	1,093,497
TICP CLO II Ltd.
2014-2A, 2.68% due 07/20/26[2,4]	1,100,000	1,077,527
Highbridge Loan Management Ltd.
2014-1A, 2.90% due 09/20/22[2,4]	1,000,000	1,001,386
Regatta V Funding Ltd.
2014-1A, 3.79% due 10/25/26[2,4]	1,000,000	997,904
Ares XXIII CLO Ltd.
2014-1A, 2.83% due 04/19/23[2,4]	1,000,000	996,694
Cavalry CLO II
2013-2A, 1.98% due 01/17/24[2,4]	1,000,000	996,098
ACIS CLO Ltd.
2015-6A, 2.23% due 05/01/27[2,4]	1,000,000	995,536
ALM XIV Ltd.
2014-14A, 2.06% due 07/28/26[2,4]	1,000,000	995,513
LCM XII, LP
2015-12A, 1.89% due 10/19/22[2,4]	1,000,000	994,354
Dryden XXXI Senior Loan Fund
2014-31A, 1.98% due 04/18/26[2,4]	1,000,000	993,781
PFP Ltd.
2015-2, 2.43% due 07/14/34[2,4]	1,000,000	992,122
LCM X, LP
2014-10A, 3.48% due 04/15/22[2,4]	1,000,000	989,829
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 1.79% due 04/25/25[2,4]	1,000,000	987,605
Fortress Credit Investments IV Ltd.
2015-4A, 2.53% due 07/17/23[2,4]	1,000,000	987,555

	Face Amount	Value
ASSET BACKED SECURITIES†† - 58.7% (continued)
Collateralized Loan Obligations - 53.7% (continued)
NewMark Capital Funding CLO Ltd.
2013-1A, 1.81% due 06/02/25[2,4]	$1,000,000	$983,130
Monroe Capital CLO Ltd.
2014-1A, 2.44% due 10/22/26[2,4]	1,000,000	981,835
Venture XI CLO Ltd.
2015-11A, 2.58% due 11/14/22[2,4]	1,000,000	981,009
Black Diamond CLO Ltd.
2013-1A, 2.04% due 02/01/23[2,4]	987,804	970,517
Golub Capital BDC CLO LLC
2014-1A, 3.14% due 04/25/26[2,4]	1,000,000	967,128
WhiteHorse IV Ltd.
2007-4A, 2.08% due 01/17/20[2,4]	1,000,000	948,888
Rockwall CDO Ltd.
2007-1A, 1.19% due 08/01/24[2,4]	1,000,000	931,904
Marathon CLO VI Ltd.
2014-6A, 2.68% due 05/13/25[2,4]	750,000	723,377
Westbrook CLO Ltd.
2006-1A, 2.35% due 12/20/20[2,4]	750,000	708,099
Venture VII CDO Ltd.
2006-7A, 0.86% due 01/20/22[2,4]	654,969	642,463
BNPP IP CLO Ltd.
2014-1A, 2.09% due 04/24/26[2,4]	600,000	593,409
NYLIM Flatiron CLO Ltd.
2006-1A, 2.10% due 08/08/20[2,4]	500,000	475,629
2006-1X, 0.87% due 08/08/20[4]	118,113	117,702
TICP CLO I Ltd.
2014-1A, 2.14% due 04/26/26[2,4]	600,000	592,562
Centurion CDO Ltd.
2005-9A, 0.88% due 07/17/19[2,4]	503,115	497,021
Finn Square CLO Ltd.
2012-1A, 3.44% due 12/24/23[2,4]	500,000	495,658
CVP Cascade CLO Ltd.
2014-CLO1, 2.08% due 01/16/26[2,4]	500,000	492,787
Palmer Square CLO Ltd.
2014-1A, 3.18% due 10/17/22[2,4]	500,000	482,653
Flagship CLO VI
2007-1A, 3.06% due 06/10/21[2,4]	500,000	478,681

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
ASSET BACKED SECURITIES†† - 58.7% (continued)
Collateralized Loan Obligations - 53.7% (continued)
Madison Park Funding V Ltd.
2007-5A, 2.12% due 02/26/21[2,4]	$500,000	$470,410
Franklin CLO VI Ltd.
2007-6A, 0.86% due 08/09/19[2,4]	476,324	467,190
Nantucket CLO Ltd.
2006-1X, 2.16% due 11/24/20[4]	400,000	383,526
San Gabriel CLO Ltd.
2007-1A, 2.91% due 09/10/21[2,4]	400,000	381,678
Babson CLO Ltd.
2007-1X, 0.86% due 01/18/21[4]	312,811	310,425
Newstar Commercial Loan Funding
2014-1A, 3.23% due 04/20/25[2,4]	250,000	238,575
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.24% due 07/25/25[2,4]	250,000	232,705
Total Collateralized Loan Obligations		70,402,208
Credit Card - 3.4%
Capital One Multi-Asset Execution Trust
2014-A2, 1.26% due 01/15/20	2,500,000	2,507,944
2007-A2, 0.52% due 12/16/19[4]	2,000,000	1,998,266
Total Credit Card		4,506,210
Collateralized Debt Obligations - 1.0%
Triaxx Prime CDO Ltd.
2006-2A, 0.73% due 10/02/39[2,4]	926,614	875,628
Gramercy Real Estate CDO Ltd.
2006-1A, 1.01% due 07/25/41[2,4]	402,124	393,400
SRERS Funding Ltd.
2011-RS, 0.70% due 05/09/46[2,4]	116,277	112,884
Total Collateralized Debt Obligations		1,381,912
Financial - 0.6%
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.89% due 07/10/17[4]	739,173	731,614
Total Asset Backed Securities
(Cost $77,744,780)		77,021,944

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.1%
Residential Mortgage Backed Securities - 16.4%
CSMC Series
2014-7R, 0.61% due 12/27/37[2,4]	$2,103,653	$2,046,433
2014-7R, 0.60% due 10/27/36[2,4]	2,043,378	1,969,407
2014-2R, 0.65% due 02/27/46[2,4]	1,510,818	1,397,137
LSTAR Securities Investment Trust
2015-1, 2.46% due 01/01/20[2,4]	1,277,587	1,239,406
2015-3, 2.46% due 03/01/20[2,4]	1,253,262	1,234,065
2014-1, 3.57% due 09/01/21[2,4]	463,243	458,611
Nationstar HECM Loan Trust
2015-2A, 2.88% due 11/25/25[2]	979,553	979,706
2016-1A, 2.98% due 02/25/26[2]	808,342	809,344
GSAMP Trust
2005-HE6, 0.89% due 11/25/35[4]	1,650,000	1,568,496
GSMSC Resecuritization Trust
2014-3R, 0.63% due 11/26/36[2,4]	1,471,425	1,446,980
Structured Asset Investment Loan Trust
2005-1, 1.17% due 02/25/35[2,4]	800,000	763,199
2005-2, 1.19% due 03/25/35[4]	700,000	658,447
Banc of America Funding Ltd.
2013-R1, 0.69% due 11/03/41[2,4]	1,420,533	1,293,138
VOLT XLI LLC
2016-NPL1, 4.25% due 02/26/46[2,5]	1,211,501	1,211,250
GCAT LLC
2014-2, 3.72% due 10/25/19[2,5]	1,035,966	1,029,947
Encore Credit Receivables Trust
2005-4, 0.89% due 01/25/36[4]	1,100,000	1,022,829
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[2,5]	868,136	871,468
New Century Home Equity Loan Trust Series
2005-C, 0.70% due 12/25/35[4]	577,964	555,562
CIT Mortgage Loan Trust
2007-1, 1.90% due 10/25/37[2,4]	395,275	372,983

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.1% (continued)
Residential Mortgage Backed Securities - 16.4% (continued)
Structured Asset Securities Corporation Mortgage Loan Trust
2006-NC1, 0.60% due 05/25/36[4]	$382,665	$356,813
Accredited Mortgage Loan Trust
2007-1, 0.58% due 02/25/37[4]	234,871	224,424
GreenPoint Mortgage Funding Trust
2007-AR1, 0.53% due 02/25/47[4]	35,607	35,134
Total Residential Mortgage Backed Securities		21,544,779
Commercial Mortgage Backed Securities - 5.7%
BAMLL Commercial Mortgage Securities Trust
2014-ICTS, 1.54% due 06/15/28[2,4]	1,000,000	981,604
2014-ICTS, 1.84% due 06/15/28[2,4]	1,000,000	971,589
2014-ICTS, 2.34% due 06/15/28[2,4]	500,000	474,417
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FL5, 2.54% due 07/15/31[2,4]	1,000,000	986,366
2014-FL5, 1.42% due 07/15/31[2,4]	621,298	620,237
Hilton USA Trust
2013-HLT, 4.60% due 11/05/30[2,4]	1,000,000	1,006,282
2013-HLF, 4.21% due 11/05/30[2,4]	498,693	496,921
GS Mortgage Securities Corporation Trust
2016-ICE2, 3.69% due 02/15/33[2,4]	1,400,000	1,401,646
BLCP Hotel Trust
2014-CLRN, 1.79% due 08/15/29[2,4]	500,000	485,827
Total Commercial Mortgage Backed Securities		7,424,889
Total Collateralized Mortgage Obligations
(Cost $29,109,055)		28,969,668
CORPORATE BONDS†† - 13.8%
Financial - 9.0%
Morgan Stanley
2.01% due 02/01/19[4]	1,300,000	1,314,586
US Bank North America/Cincinnati OH
1.22% due 01/29/18[4]	1,300,000	1,303,784
Fifth Third Bank/Cincinnati OH
1.55% due 08/20/18[4]	1,300,000	1,301,720

	Face Amount	Value
CORPORATE BONDS†† - 13.8% (continued)
Financial - 9.0% (continued)
Royal Bank of Canada
1.34% due 04/15/19[4]	$1,300,000	$1,299,741
Lloyds Bank plc
1.64% due 01/22/19[4]	1,300,000	1,299,511
Capital One North America/Mclean VA
1.78% due 08/17/18[4]	1,200,000	1,206,842
Santander UK plc
2.14% due 03/14/19[4]	1,200,000	1,201,072
Royal Bank of Scotland Group plc
1.57% due 03/31/17[4]	1,000,000	998,963
Citigroup, Inc.
1.60% due 07/25/16[4]	780,000	780,363
Macquarie Bank Ltd.
1.43% due 03/24/17[2,4]	500,000	499,501
Nomura Holdings, Inc.
2.11% due 09/13/16[4]	320,000	320,717
Goldman Sachs Group, Inc.
1.84% due 04/30/18[4]	300,000	301,558
Total Financial		11,828,358
Consumer, Non-cyclical - 1.4%
UnitedHealth Group, Inc.
1.08% due 01/17/17[4]	750,000	750,950
Tenet Healthcare Corp.
6.25% due 11/01/18	650,000	685,750
HCA, Inc.
4.25% due 10/15/19	200,000	208,500
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[2]	140,000	141,750
Total Consumer, Non-cyclical		1,786,950
Communications - 1.1%
Level 3 Financing, Inc.
4.41% due 01/15/18[4]	1,180,000	1,184,425
eBay, Inc.
2.50% due 03/09/18	250,000	254,563
Total Communications		1,438,988
Consumer, Cyclical - 0.9%
Daimler Finance North America LLC
1.35% due 08/03/17[2,4]	1,000,000	1,000,684
L Brands, Inc.
8.50% due 06/15/19	200,000	232,000
Total Consumer, Cyclical		1,232,684
Diversified - 0.8%
HRG Group, Inc.
7.88% due 07/15/19	1,000,000	1,048,750
Industrial - 0.6%
CNH Industrial Capital LLC
3.88% due 07/16/18	750,000	753,750
Utilities - 0.0%**
AES Corp.
3.67% due 06/01/19[4]	44,000	43,890
Total Corporate Bonds
(Cost $18,125,703)		18,133,370

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,[4] - 2.6%
Technology - 1.6%
First Data Corp.
4.49% due 03/24/21	$705,098	$701,868
Ciena Corp.
4.25% due 04/25/21	500,000	498,750
3.75% due 07/15/19	491,250	487,566
Infor (US), Inc.
3.75% due 06/03/20	229,695	223,810
LANDesk Group, Inc.
5.00% due 02/25/20	195,500	194,278
Total Technology		2,106,272
Communications - 0.5%
Univision Communications, Inc.
4.00% due 02/28/20	439,554	436,727

	Face
	Amount	Value
SENIOR FLOATING RATE INTERESTS††,4 - 2.6% (continued)
Communications - 0.5% (continued)
EMI Music Publishing
4.00% due 08/19/22	$250,381	$249,287
Total Communications		686,014
Financial - 0.5%
Fly Leasing Ltd.
3.50% due 08/09/19	653,919	649,290
Total Senior Floating Rate Interests
(Cost $3,456,585)		3,441,576
Total Investments - 101.5%
(Cost $134,026,304)		$133,156,759
Other Assets & Liabilities, net - (1.5)%		(2,023,983)
Total Net Assets - 100.0%		$131,132,776

**	Less than 0.1%
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	Zero coupon rate security.
2
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $98,183,958 (cost $99,044,323), or 74.9% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Rate indicated is the 7-day yield as of June 30, 2016.
4	Variable rate security. Rate indicated is rate effective at June 30, 2016.
5	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.

plc	Public Limited Company

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Commercial Paper	$—	$4,998,896	$—	$4,998,896
U.S. Treasury Bills	—	499,977	—	499,977
Money Market Instruments	91,328	—	—	91,328
Asset Backed Securities	—	77,021,944	—	77,021,944
Collateralized Mortgage Obligations	—	28,969,668	—	28,969,668
Corporate Bonds	—	18,133,370	—	18,133,370
Senior Floating Rate Interests	—	3,441,576	—	3,441,576
Total	$91,328	$133,065,431	$—	$133,156,759

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2016, there were no transfers between levels.

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2016:

Level 3 – Fair value measurement using significant unobservable inputs

Corporate Bonds
Assets:
Beginning Balance	$4,250,893
Change in Unrealized Gain/Loss	(893)
Sales	(4,250,000)
Ending Balance	$-
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2016	$- *
*No Level 3 securites held at period ended June 30, 2016.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III's (the “Funds”) policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

1. Significant Accounting Policies

The Guggenheim Strategy Funds Trust (the”Trust”) operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund's securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Trust's officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business on the valuation date. Exchange-Traded Funds ("ETFs") and closed-end investment companies (“CEFs”) are valued at the last quoted sale price. U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business. Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, provided such amount approximates market value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g., the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

Senior loans in which the Funds invest generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at June 30, 2016.

2. Fair Value Measurement

In accordance with GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined under the Valuation Procedures that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e., prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Funds’ fair valuation guidelines categorize these securities as Level 3 securities.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

3. Federal Income Taxes

As of June 30, 2016, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Depreciation
Guggenheim Strategy Fund I	$406,591,085	$551,193	$(1,884,679)	$(1,333,486)
Guggenheim Strategy Fund II	360,853,217	418,625	(2,037,492)	(1,618,867)
Guggenheim Strategy Fund III	217,135,660	340,866	(1,382,135)	(1,041,269)
Guggenheim Variable Insurance Strategy Fund III	134,026,304	189,520	(1,059,065)	(869,545)

4. Repurchase Agreements

Each of the Funds may engage in repurchase agreements.  Repurchase agreements are fixed income securities in the form of agreements backed by collateral.  These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future.  The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund.  Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.   Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities.  Interest earned is recorded as a component of interest income on the Statements of Operations.

The use of repurchase agreements involves certain risks.  For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Funds may incur a loss upon disposition of them.  In the event of an insolvency or bankruptcy by the selling institution, the Funds’ right to control the collateral could be affected and result in certain costs and delays.  In addition, the Funds could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

As of June 30, 2016, the Funds did not have any repurchase agreements.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred.  There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.  The Funds’ Investment Adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

SUPPLEMENTAL INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Funds’ registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.   Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)	There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.
Item 3.    Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Guggenheim Strategy Funds Trust
By:                   /s/ Donald C. Cacciapaglia
Name:              Donald C. Cacciapaglia
Title: President and Chief Executive Officer
Date:               August 29, 2016
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:                  /s/ Donald C. Cacciapaglia
Name:              Donald C. Cacciapaglia
Title: President and Chief Executive Officer
Date:               August 29, 2016
By:                  /s/ John L. Sullivan
Name:              John L. Sullivan
Title: Chief Financial Officer, Chief Accounting Officer and Treasurer
Date:               August 29, 2016